UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30th, 2012


Check here if Amendment [ ];

Amendment Number:


This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jump Trading, LLC
Address: 600 W. Chicago Ave, Suite 825
	 Chicago, IL 60654


Form 13F File Number: 28-14477



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Carey Harrold
Title: Chief Financial Officer
Phone: 312 205-8900


Signature, Place, and Date of Signing:

Carey Harrold		Chicago, IL 		August 14th, 2012
[Signature]		[City, State]		[Date]





Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: 149,355
(thousands)


List of Other Included Managers:

NONE

				 Form 13F Information Table
					 				SH/PUT/ INVSTMNT OTHER	VOTING AUTHORITY
ISSUER			TITLE		CUSIP		Value	 SHARES	AMTCALL DSCRETN  MANAGERSOLE	SHARED	NONE

PROSHARES TR II		PSHS ULDJUBS NEW74347W122	 764 	16,708	SH	SOLE	NA	16,708	0	0
CBOE HLDGS INC		COM 		12503M108	 1,045 	37,748	SH	SOLE	NA	37,748	0	0
PROSHARES TR		PSHS ULTRA DOW3074347R305 	 897 	13,325	SH	SOLE	NA	13,325	0	0
DEUTSCHE BK AG 		PS GOLD DL ETN 	25154H749	 3,826 	79,220	SH	SOLE	NA	79,220	0	0
SPDR DOW JONES 		UT SER 1 	78467X109	 1,350 	10,501	SH	SOLE	NA	10,501	0	0
PROSHARES TR		PSHS ULDOW30 NEW74348A590 	 1,662 	31,815	SH	SOLE	NA	31,815	0	0
NYSE EURONEXT		COM		629491101	 219 	8,546	SH	SOLE	NA	8,546	0	0
CME GROUP INC		COM		12572Q105	 5,523 	20,600	SH	SOLE	NA	20,600	0	0
CURRENCYSHARES EURO TR	EURO SHS 	23130C108	 1,107 	8,798	SH	SOLE	NA	8,798	0	0
CURRENCYSHS JAPANE	JAPANESE YEN	23130A102	 8,728 	70,994	SH	SOLE	NA	70,994	0	0
SPDR GOLD TRUST		GOLD SHS	78463V107	 5,278 	34,009	SH	SOLE	NA	34,009	0	0
PROSHARES TR II		ULTRASHRT NEW	74347W718	 551 	31,081	SH	SOLE	NA	31,081	0	0
INTERCONTINENTALEXCH	COM		45865V100	 215 	1,581	SH	SOLE	NA	1,581	0	0
ISHARES TR		RUSSELL 2000	464287655	 23,278 292,254	SH	SOLE	NA	292,254	0	0
PROSHARES TR II	 	ULTSHT NAT GAS 	74347W767 	 757 	25,141	SH	SOLE	NA	25,141	0	0
PROSHARES TR		PSHS ULTRA QQQ 	74347R206	 3,371 	63,334	SH	SOLE	NA	63,334	0	0
POWERSHARES QQQ TRUS	UNIT SER 1	73935A104	 10,882 169,600	SH	SOLE	NA	169,600	0	0
PROSHARES TR II	 	ULTSH DJ UBS CRU74347W668	 339 	6,866	SH	SOLE	NA	6,866	0	0
PROSHARES TR	 	ULTRA SH DOW30 	74347X674	 723 	36,739	SH	SOLE	NA	36,739	0	0
PROSHARES TR	 	PSHS ULSHT SP50074347R883	 1,256 	80,450	SH	SOLE	NA	80,450	0	0
PROSHARES TR		PSHS SHRT S&P50074347R503	 3,378 	92,588	SH	SOLE	NA	92,588	0	0
SPDR S&P 500 ETF	TR UNIT		78462F103	 34,297 251,980	SH	SOLE	NA	251,980	0	0
DIREXION SHS ETF	DLY SMCAP BULL	25459W847	 5,572 	103,124	SH	SOLE	NA	103,124	0	0
PROSHARES TR		ULTRAPRO QQQ	74347X831	 2,312 	46,247	SH	SOLE	NA	46,247	0	0
PROSHARES TR 		ULT DJ UBS CRUDE74347W650	 5,044 	183,003	SH	SOLE	NA	183,003	0	0
PROSHARES TR	 	ULTRPRO DOW30 	74347X823 	 3,005 	58,522	SH	SOLE	NA	58,522	0	0
PROSHARES TR II		ULTRA GOLD	74347W601	 2,960 	37,125	SH	SOLE	NA	37,125	0	0
PROSHARES TR		ULTR RUSSL2000	74347X799	 5,391 	89,359	SH	SOLE	NA	89,359	0	0
UNITED STATES OIL	UNITS		91232N108	 3,449 	108,392	SH	SOLE	NA	108,392	0	0
PROSHARES TR		PSHS ULTRUSS200074347R842	 7,627 	188,705	SH	SOLE	NA	188,705	0	0
PROSHARES TR II		ULTRASHORT YEN N74347W569	 2,973 	68,322	SH	SOLE	NA	68,322	0	0
PROSHARES TR II		PSHS ULSSLVR NEW74347W114	 1,576 	23,235	SH	SOLE	NA	23,235	0	0